Consolidated Statements of Income (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Income Statement [Abstract]
Net sales	$ 5,602	$ 4,068	$ 10,912	$ 8,028
Cost of products sold	3,870	2,815	7,605	5,569
Selling and administrative expense	960	690	1,918	1,392
Research and development expense	161	106	313	211
Interest expense - net	71	30	146	58
Other expense (income) - net	6	8	(4)	11
Income before income taxes	534	419	934	787
Income tax expense	37	37	57	94
Net income	497	382	877	693
Less net income for noncontrolling interests	(3)	0	(5)	0
Net income attributable to Eaton ordinary shareholders	$ 494	$ 382	$ 872	$ 693
Net income per ordinary share
Diluted	$ 1.04	$ 1.12	$ 1.83	$ 2.04
Basic	$ 1.04	$ 1.13	$ 1.84	$ 2.06
Weighted-average number of ordinary shares outstanding
Diluted	476.3	339.5	475.7	339.6
Basic	473.4	337.0	472.6	336.2
Cash dividends declared per ordinary share	$ 0.42	$ 0.38	$ 0.84	$ 0.76